Intangible Assets - Accumulated Amortization (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 85,471
Amortization for the year	(12,875)	$ (10,496)	$ (11,360)
Intangible assets and goodwill at end of period	91,717	85,471
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(132,460)	(122,988)
Amortization for the year	(12,875)	(10,496)
Disposals	316	1,024
Reclassification	262
Intangible assets and goodwill at end of period	(144,757)	(132,460)	(122,988)
Accumulated Amortization | Software or computer programs
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(92,907)	(83,435)
Amortization for the year	(12,875)	(10,496)
Disposals	316	1,024
Reclassification	262
Intangible assets and goodwill at end of period	(105,204)	(92,907)	(83,435)
Accumulated Amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period
Amortization for the year
Disposals
Reclassification
Intangible assets and goodwill at end of period
Accumulated Amortization | Intangible assets arising from business combinations
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(39,553)	(39,553)
Amortization for the year
Disposals
Reclassification
Intangible assets and goodwill at end of period	$ (39,553)	$ (39,553)	$ (39,553)